Intangible assets, net - Schedule of future amortization expense (Details)	Dec. 31, 2025 CNY (¥)
Future amortization expenses
2026	¥ 22,179,319
2027	3,069,506
2028	223,526
2029	29,446
2030 and thereafter	89,360
Total	¥ 25,591,157